Operating Segments (Assets) (Details) - USD ($) $ in Millions		3 Months Ended										12 Months Ended
		Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	[1]	$ 653,514					$ 661,500					$ 653,514		$ 661,500
Financing receivable, net		110,255					120,351					110,255		120,351
Liabilities	[1]	516,681					524,717					516,681		524,717
Revenues												132,208		128,986		$ 127,891	$ 126,548	$ 128,560
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												14,154		13,423		14,561
Net earnings		5,339		$ 3,509	$ 3,545	$ 2,952	3,364		$ 3,181	$ 3,299	$ 3,511	15,345		13,355		13,864
Property, Plant and Equipment, Net		48,336					50,507					48,336		50,507
Associated Companies | Power And Water [Member]
Segment Reporting Information [Line Items]
Assets		357										357
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												7
Associated Companies | Oil And Gas [Member]
Segment Reporting Information [Line Items]
Assets		146										146
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												20
Associated Companies | Energy Management [Member]
Segment Reporting Information [Line Items]
Assets		824										824
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												29
Associated Companies | Aviation [Member]
Segment Reporting Information [Line Items]
Assets		1,378										1,378
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												94
Associated Companies | Healthcare [Member]
Segment Reporting Information [Line Items]
Assets		511										511
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												(33)
Associated Companies | Transportation [Member]
Segment Reporting Information [Line Items]
Assets		6										6
Associated Companies | Appliances And Lighting [Member]
Segment Reporting Information [Line Items]
Assets		57										57
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												70
Associated Companies | GE Capital [Member]
Segment Reporting Information [Line Items]
Assets		11,729										11,729
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest												887
Domestic
Segment Reporting Information [Line Items]
Revenues												61,296		58,653		59,748
Property, Plant and Equipment, Net		10,134					10,341					10,134		10,341		9,036
Foreign
Segment Reporting Information [Line Items]
Revenues												70,912		70,333		68,143
Property, Plant and Equipment, Net		38,202					40,166					38,202		40,166		41,350
GE
Segment Reporting Information [Line Items]
Assets		245,686	[2]				230,962	[2]				245,686	[2]	230,962	[2]	689,861
Financing receivable, net	[2]	0					0					0		0
Liabilities	[2]	116,702					99,560					116,702		99,560
Depreciation and amortization												6,674		6,823		5,942
Property Plant and Equipment Additions												7,363		7,747		8,582
Revenues	[2]											112,545		108,894		108,065
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	[2]											14,118		13,826		13,985
Net earnings	[3]											15,183		13,302		13,801
Property, Plant and Equipment, Net	[2]	17,207					17,574					17,207		17,574
GE | Power And Water [Member]
Segment Reporting Information [Line Items]
Assets		30,338					29,494					30,338		29,494		27,143
Depreciation and amortization												678		668		647
Property Plant and Equipment Additions												622		714		661
Revenues												26,595		23,777		27,180
GE | Oil And Gas [Member]
Segment Reporting Information [Line Items]
Assets		27,260					26,193					27,260		26,193		20,111
Depreciation and amortization												583		479		426
Property Plant and Equipment Additions												653		1,185		467
Revenues												18,275		16,615		14,927
GE | Energy Management [Member]
Segment Reporting Information [Line Items]
Assets		10,976					10,305					10,976		10,305		9,594
Depreciation and amortization												313		323		287
Property Plant and Equipment Additions												176		137		155
Revenues												6,429		6,721		6,925
GE | Aviation [Member]
Segment Reporting Information [Line Items]
Assets		33,716					32,273					33,716		32,273		25,145
Depreciation and amortization												824		677		644
Property Plant and Equipment Additions												1,197		1,178		781
Revenues												23,298		21,411		19,322
GE | Healthcare [Member]
Segment Reporting Information [Line Items]
Assets		29,227					27,858					29,227		27,858		28,369
Depreciation and amortization												843		861		879
Property Plant and Equipment Additions												405		316		322
Revenues												18,293		18,186		18,253
GE | Transportation [Member]
Segment Reporting Information [Line Items]
Assets		4,449					4,418					4,449		4,418		4,335
Depreciation and amortization												168		167		90
Property Plant and Equipment Additions												128		282		724
Revenues												5,652		5,873		5,597
GE | Appliances And Lighting [Member]
Segment Reporting Information [Line Items]
Assets		4,560					4,306					4,560		4,306		4,201
Depreciation and amortization												235		300		265
Property Plant and Equipment Additions												359		405		485
Revenues												8,382		8,313		7,944
GE | GE Capital [Member]
Segment Reporting Information [Line Items]
Assets		502,570					520,040					502,570		520,040		543,093
Depreciation and amortization												2,864		3,088		2,486
Property Plant and Equipment Additions												3,933		3,336		5,086
Revenues												25,307		26,153		25,843
GE | Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Assets		10,418					$ 6,613					10,418		6,613		27,870
Depreciation and amortization												166		260		218
Property Plant and Equipment Additions												(110)		194		(99)
Revenues												(23)		$ 1,937		$ 1,900
Significant associated company
Segment Reporting Information [Line Items]
Assets		81,781										81,781
Financing receivable, net		36,857										36,857
Liabilities		$ 56,308										56,308
Significant associated company | Associated Companies
Segment Reporting Information [Line Items]
Revenues												45,690
Net earnings												$ (1,511)

[1]	(a) Our consolidated assets at December 31, 2014 included total assets of $ 50,453 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $ 29,703 million and investment securities of $ 3,374 million within continuing operations and assets of discontinued operations of $ 15,034 million. Our consolidated liabilities at December 31, 2014 included liabilities of certain VIEs for which the V IE creditors do not have recourse to GE. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $ 18,095 million within continuing operations and non-recourse borrowings of CSEs within discontinued operatio ns of $ 10,569 million. See Note 23 .
[2]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.
[3]	(a) Represents the adding together of all affiliated companies except Gener al Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis.